Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017
Statement of Cash Flows [Abstract]
Net loss	$ (100)	$ (8,626)	$ (332,770)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) decrease in Inventory	0	(10,035)	(39,569)
(Increase) decrease in Prepaid Insurance	0		(20,613)
(Increase) decrease in Escrow	0	(52,659)	50,877
Increase in accounts payable	0		38,315
Increase (Decrease) in Credit Card Payable	0		230
Increase (decrease) in Due to Stockholder	1,000	1,000	0
Net cash used in operating activities	900	(70,320)	(303,530)
Cash Flows from Investing Activities:
Cash Paid in Conjunction with Licensing Agreement	0		(1,000)
Net Cash (Used) by Investing Activities	0		(1,000)
Cash Flows from Financing Activities:
Issuance of Common Stock	0	552,161	70,723
Net Cash Provided by Financing Activities	0	552,161	70,723
Net Increase in Cash and Cash Equivalents	900	481,841	(233,807)
Cash and Cash Equivalents - beginning of period	0	0	481,841
Cash and Cash Equivalents - end of period	900	481,841	248,034
Supplemental Disclosures of Cash Flow Information:
Interest paid during the period	0	0	12
Taxes paid during the period	$ 0	$ 0	$ 0